Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Costs

The table below presents the effects on the amounts relating to the Company’s total lease costs:

	Year ended on December 31, 2024	Year ended on December 31, 2023
	U.S. dollars in thousands
Operating lease cost:
Fixed Payment	2,088	2,064

The table below presents supplemental cash flow information related to operating leases:

	Year ended on December 31, 2024	Year ended on December 31, 2023
	U.S. dollars in thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	1,886	1,935
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating lease liabilities arising from obtaining operating right-of-use assets	6,094	398

The table below presents supplemental balance sheet information related to operating leases:

	December 31, 2024	December 31, 2023
	U.S. dollars in thousands	U.S. dollars in thousands
Operating lease right-of-use assets	7,458	2,202

Current maturities of operating leases	975	1,766
Non-current operating leases	6,645	190
Total operating lease liabilities	7,620	1,956

Weighted average remaining lease term (years)	5.76	1.17
Weighted annual average discount rate	11.65%	13.12%

Schedule of Maturities of Operating Lease Liabilities

The table below presents maturities of operating lease liabilities:

December 31, 2024
U.S. dollars in thousands
2025	1,732
2026	1,751
2027	1,690
2028	1,636
2029 and forward	3,524
Total operating lease payments	10,333
Less: imputed interest	(2,713)
Present value of lease liabilities	7,620